Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2014
Pension and other post-retirement benefits
30 Pension and other post-retirement benefits
The Group sponsors defined contribution pension plans, defined benefit pension plans and other post-retirement defined benefit plans such as post-retirement health care.
Defined contribution pension plans
Defined contribution plans provide each participant with an individual account. The benefits to be provided to a participant are solely based on the contributions made to that employee’s account and are affected by income, expenses and gains and losses allocated to the account. As such, there are no stipulations of a defined annuity benefit at retirement and the participants bear the full actuarial as well as investment risk.
The Group contributes to various defined contribution pension plans primarily in the US and the UK as well as other countries throughout the world. During 2014, 2013 and 2012, the Group contributed to these plans and recognized as expense CHF 182 million, CHF 179 million and CHF 221 million, respectively.
Defined benefit pension and other Post-Retirement benefit plans
Defined benefit pension plans
Defined benefit pension plans are pension plans that define specific benefits for an employee upon that employee’s retirement. These benefits are usually determined by taking into account the employee’s salary, years of service and age of retirement. Retirees bear neither the actuarial risk (for example, the risk that the retirees of the plan live longer than expected), nor the investment risk (that is, that plan assets invested and associated returns will be insufficient to meet the expected benefits due to low or negative returns on contributions). The Group’s funding policy for these plans is in accordance with local laws and tax requirements.
Swiss pension plan
The Group’s most significant defined benefit pension plan is located and covers its employees in Switzerland and is set up as a trust domiciled in Zurich. The plan provides benefits in the event of retirement, death and disability and meets or exceeds the minimum benefits required under Swiss law. Historically, this plan provided traditional defined benefit pensions under the annuity section. In 2010, a new savings section was introduced and as of January 1, 2013, all active employees were transferred to the savings section and the annuity section has ceased accruing new benefits. In the savings section, the benefits are determined on the basis of the accumulated employer and employee contributions and accumulated interest credited. Although the plan is largely defined contribution in nature, it is treated as a defined benefit plan under US GAAP, mainly due to a guaranteed minimum return on contributions and guaranteed payment of lifetime pensions. As of December 31, 2014 and 2013, the Group’s pension plan in Switzerland comprised 77% and 79%, respectively, of all the Group’s employees participating in defined benefit plans, 80% and 83%, respectively, of the >>>fair value of plan assets, and 81% and 82%, respectively, of the pension benefit obligation of the Group’s defined benefit plans.
Employee contributions in the savings section depend on their age and are determined as a percentage of the pensionable salary. The employees can select between three different levels of contributions which vary between 5% and 14% depending on their age. The Group’s contribution varies between 7.5% and 25% of the pensionable salary depending on the employee’s age.
International pension plans
Various defined benefit pension plans cover the Group’s employees outside Switzerland. These plans provide benefits in the event of retirement, death, disability or termination of employment. Retirement benefits under the plans depend on age, contributions and salary. The Group’s principal defined benefit pension plans outside Switzerland are located in the US and in the UK. Both plans are funded, closed to new participants and have ceased accruing new benefits. Smaller defined benefit pension plans, both funded and unfunded, are operated in other locations.
Other post-retirement defined benefit plans
In the US, the Group’s defined benefit plans provide post-retirement benefits other than pension benefits that primarily focus on health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Group promises to provide health and welfare benefits after the employee retires. The Group’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.
Benefit costs of defined benefit plans
The net periodic benefit costs for defined benefit pension and other post-retirement defined benefit plans are the costs of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using the standard actuarial methodology which considers, among other factors, current service cost, interest cost, expected return on plan assets and the amortization of both prior service cost/(credit) and actuarial losses/(gains) recognized in AOCI.
Components of total benefit costs
	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
in	2014	2013	2012	2014	2013	2012	2014	2013	2012
Total benefit costs (CHF million)
Service costs on benefit obligation	253	347	347	19	24	30	0	0	1
Interest costs on benefit obligation	338	304	378	134	122	127	7	8	8
Expected return on plan assets	(547)	(575)	(617)	(178)	(161)	(164)	0	0	0
Amortization of recognized prior service cost/(credit)	(88)	(92)	(52)	0	0	(1)	(9)	0	(2)
Amortization of recognized actuarial losses/(gains)	137	258	144	52	79	74	9	13	13
Net periodic benefit costs	93	242	200	27	64	66	7	21	20
Settlement losses/(gains)	44	40	90	(2)	0	0	0	0	0
Curtailment losses/(gains)	(9)	(28)	(35)	0	0	0	0	0	0
Special termination benefits	17	19	19	0	0	0	0	0	0
Total benefit costs	145	273	274	25	64	66	7	21	20
Total benefit costs reflected in compensation and benefits – other for 2014, 2013 and 2012 were CHF 177 million, CHF 358 million and CHF 360 million, respectively.
Since the second quarter of 2011, as part of its strategic plan, the Group has launched a number of cost efficiency measures including headcount reduction. This resulted in curtailment gains of CHF 9 million, CHF 28 million and CHF 35 million in 2014, 2013 and 2012, respectively, reflecting the immediate recognition of a credit relating to the years of service no longer expected to be rendered. Additional costs of CHF 44 million, CHF 40 million and CHF 90 million in 2014, 2013 and 2012, respectively, related to the settlement of the pension obligation for employees in Switzerland whose employment has effectively been terminated or who have left the Group due to a sale of their business. Special termination benefit costs of CHF 17 million, CHF 19 million and CHF 19 million have been recognized in 2014, 2013 and 2012, respectively, relating to early retirements in Switzerland in the context of the cost efficiency measures.
Benefit obligation
The benefit obligation is expressed as either accumulated benefit obligation (ABO) or PBO. While the ABO refers to the actuarial present value based on employee services rendered prior to that date and takes into account current and past compensation levels, the PBO also applies an assumption as to future compensation levels.
The following table shows the changes in the PBO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the defined benefit pension and other post-retirement defined benefit plans as well as the ABO for the defined benefit pension plans.
Obligations and funded status of the plans
	Defined benefit pension plans				Other post-retirement defined benefit plans
	Switzerland		International		International
in / end of	2014	2013	2014	2013	2014	2013
PBO (CHF million) [1]
Beginning of the measurement period	13,473	14,296	2,843	2,773	168	180
Plan participant contributions	200	209	0	0	0	0
Service cost	253	347	19	24	0	0
Interest cost	338	304	134	122	7	8
Plan amendments	0	0	0	0	(32)	0
Settlements	(169)	(208)	(4)	(4)	0	0
Curtailments	(16)	(5)	0	(2)	0	0
Special termination benefits	17	19	1	1	0	0
Actuarial losses/(gains)	2,280	(736)	463	69	25	(8)
Benefit payments	(715)	(753)	(109)	(97)	(8)	(8)
Exchange rate losses/(gains)	0	0	192	(43)	18	(4)
End of the measurement period	15,661	13,473	3,539	2,843	178	168
Fair value of plan assets (CHF million)
Beginning of the measurement period	14,912	14,340	3,007	2,893	0	0
Actual return on plan assets	970	913	637	183	0	0
Employer contributions	437	411	135	67	8	8
Plan participant contributions	200	209	0	0	0	0
Settlements	(169)	(208)	(2)	(4)	0	0
Benefit payments	(715)	(753)	(109)	(97)	(8)	(8)
Exchange rate gains/(losses)	0	0	208	(35)	0	0
End of the measurement period	15,635	14,912	3,876	3,007	0	0
Funded status recognized (CHF million)
Funded status of the plan – overfunded/(underfunded)	(26)	1,439	337	164	(178)	(168)
Funded status recognized in the consolidated balance sheet as of December 31	(26)	1,439	337	164	(178)	(168)
Total amount recognized (CHF million)
Noncurrent assets	0	1,439	822	520	0	0
Current liabilities	0	0	(8)	(8)	(10)	(8)
Noncurrent liabilities	(26)	0	(477)	(348)	(168)	(160)
Total amount recognized in the consolidated balance sheet as of December 31	(26)	1,439	337	164	(178)	(168)
ABO (CHF million) [2]
End of the measurement period	15,110	13,043	3,469	2,785	178	168
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.
US GAAP requires an employer to recognize the funded status of the defined benefit pension and other post-retirement defined benefit plans on the balance sheet. The funded status of these plans is determined as the difference between the fair value of plan assets and the PBO. The funded status may vary from year to year due to changes in the fair value of plan assets and variations of the PBO following changes in the underlying assumptions and census data used to determine the PBO. In 2014 and 2013, the curtailments, settlements and special termination benefits in Switzerland, which impacted the PBO, related to the headcount reduction in the context of the cost efficiency measures. Due to a plan amendment in the US postretirement medical plan, the PBO of this plan decreased CHF 32 million in 2014. Under the amended plan, the Group will no longer pay for future medical claims for covered retirees older than 65 years and will instead provide a flat subsidy to these retirees to purchase their own medical insurance.
The total net amount recognized in the consolidated balance sheets as of December 31, 2014 and 2013 was a net overfunding of CHF 133 million and CHF 1,435 million, respectively.
In 2015, the Group expects to contribute CHF 398 million to the Swiss and international defined benefit pension plans and CHF 10 million to other post-retirement defined benefit plans.
PBO or ABO in excess of plan assets
The following table shows the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2014 and 2013, respectively.
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]
	Switzerland		International			Switzerland		International
December 31	2014	2013	2014	2013		2014	2013	2014	2013
CHF million
PBO	15,661	0	1,671	1,334		0	0	1,655	1,319
ABO	15,110	0	1,637	1,307		0	0	1,627	1,298
Fair value of plan assets	15,635	0	1,187	978		0	0	1,173	964
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.
Amount recognized in AOCI and other comprehensive income
The following table shows the actuarial gains/(losses) and prior service credit/(cost) which were recorded in AOCI and subsequently recognized as components of net periodic benefit costs.
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2014	2013	2014	2013	2014	2013
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(3,960)	(2,717)	(50)	(40)	(4,010)	(2,757)
Prior service credit/(cost)	435	512	17	3	452	515
Total	(3,525)	(2,205)	(33)	(37)	(3,558)	(2,242)
The following tables show the changes in other comprehensive income due to actuarial gains/(losses) and prior service credit/(cost) recognized in AOCI during 2014 and 2013, and the amortization of the aforementioned items as components of net periodic benefit costs for these periods, as well as the amounts expected to be amortized in 2015.
Amounts recognized in other comprehensive income
	Defined benefit pension plans				Other post-retirement defined benefit plans
in	Gross	Tax		Net	Gross	Tax	Net	Total net
2014 (CHF million)
Actuarial gains/(losses)	(1,861)	424		(1,437)	(25)	9	(16)	(1,453)
Prior service credit/(cost)	0	0		0	32	(12)	20	20
Amortization of actuarial losses/(gains)	189	(43)		146	9	(3)	6	152
Amortization of prior service cost/(credit)	(88)	18		(70)	(9)	3	(6)	(76)
Immediate recognition due to curtailment/settlement	51	(10)		41	0	0	0	41
Total amounts recognized in other comprehensive income	(1,709)	389		(1,320)	7	(3)	4	(1,316)
2013 (CHF million)
Actuarial gains/(losses)	1,027	(288)	[1]	739	8	(3)	5	744
Amortization of actuarial losses/(gains)	337	(83)		254	13	(5)	8	262
Amortization of prior service cost/(credit)	(92)	20		(72)	0	0	0	(72)
Immediate recognition due to curtailment/settlement	18	(3)		15	0	0	0	15
Total amounts recognized in other comprehensive income	1,290	(354)		936	21	(8)	13	949
1
Includes the impact from the valuation allowance recognized on deferred tax assets on one of the Group's entities in the UK, offsetting the tax benefit of CHF 37 million attributable to the UK pension plan.

Amounts in AOCI, net of tax, expected to be amortized in 2015
in 2015	Defined benefit pension plans	Other post-retirement defined benefit plans
CHF million
Amortization of actuarial losses/(gains)	335	8
Amortization of prior service cost/(credit)	(68)	(13)
Total	267	(5)
Assumptions
The measurement of both the net periodic benefit costs and the benefit obligation is determined using explicit assumptions, each of which individually represents the best estimate of a particular future event. Where applicable, they are in line with the expected market averages and benchmarks, the expected trend in the market and historical rates, particularly plan experience.
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
December 31	2014	2013	2012	2014	2013	2012	2014	2013	2012
Net periodic benefit cost (%)
Discount rate	2.60	2.20	2.80	4.71	4.47	4.78	5.10	4.30	4.70
Salary increases	1.20	1.20	1.40	4.31	4.02	4.03	–	–	–
Expected long-term rate of return on plan assets	3.75	4.00	4.25	6.16	6.18	6.43	–	–	–
Benefit obligation (%)
Discount rate	1.25	2.60	2.20	3.82	4.71	4.47	4.20	5.10	4.30
Salary increases	1.00	1.20	1.20	4.19	4.31	4.02	–	–	–
Net periodic benefit cost and benefit obligation assumptions
The assumptions used to determine the benefit obligation as of the measurement date are also used to calculate the net periodic benefit costs for the 12-month period following this date. The discount rate is one of the factors used to determine the present value as of the measurement date of the future cash outflows currently expected to be required to satisfy the benefit obligations when due.
As a result of the Swiss National bank announcement in January 2015 to further lower interest rates, the reduction in applicable discount rates in January would have reduced our US GAAP equity and CET1 capital by approximately CHF 600 million as of the end of January 31, 2015.
The assumption pertaining to salary increases is used to calculate the PBO, which is measured using an assumption as to future compensation levels.
The expected long-term rate of return on plan assets, which is used to calculate the expected return on plan assets as a component of the net periodic benefit costs, reflects the average rate of returns expected on the funds invested or to be invested to provide for the benefits included in the PBO. In estimating that rate, appropriate consideration is given to the returns being earned by the plan assets and the rates of return expected to be available for reinvestment.
The expected long-term rate of return on plan assets is based on total return forecasts, expected volatility and correlation estimates, reflecting interrelationships between and within asset classes held. Where possible, similar, if not related, approaches are followed to forecast returns for the various asset classes.
The expected long-term rate of return on debt securities reflects both accruing interest and price returns. The probable long-term relationship between the total return and certain exogenous variables is used, which links the total return forecasts on debt securities to forecasts of the macroeconomic environment.
The expected long-term rate of return on equity securities is based on a two-stage dividend discount model which considers economic and market forecasts to compute a market-implied equity risk premium. Dividends are estimated using market consensus earnings and the historical payout ratio. A subsequent scenario analysis is used to stress test the level of the return.
The expected long-term rate of return on real estate is based on economic models that reflect both the rental and the capital market side of the direct real estate market. This allows for a replicable and robust forecasting methodology for expected returns on real estate equity, fund and direct market indices.
The expected long-term rate of return on private equity and hedge funds is estimated by determining the key factors in their historical performance using private equity and hedge fund benchmarks and indices. To capture these factors, multiple linear regression models with lagged returns are used.
Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate is assumed in the cost of covered health care benefits.
The following table provides an overview of the health care cost trend rates assumed and the sensitivity of a one percentage point increase or decrease of the rate.
Health care cost trend rates and sensitivity
in / end of	2014	2013	2012
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.00	8.00	9.00
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	0.2	1.3	1.4
One percentage point decrease in health care cost trend rates	(0.3)	(1.0)	(1.1)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	5	23	27
One percentage point decrease in health care cost trend rates	(4)	(19)	(22)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5 % by 2021.
The annual health care cost trend rate used to determine the defined benefit cost for 2015 is 8.00%.
Plan assets and investment strategy
Plan assets, which are assets that have been segregated and restricted to provide for plan benefits, are measured at their fair value as of the measurement date.
The Group’s defined benefit pension plans employ a total return investment approach, whereby a diversified mix of debt and equity securities and alternative investments, specifically hedge funds and private equity, are used to maximize the long-term return of plan assets while incurring a prudent level of risk. The intent of this strategy is to meet or outperform plan liabilities over the long term. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Furthermore, equity securities are diversified across different geographic regions as well as across growth, value and small and large capitalization stocks. Real estate and alternative investments, such as private equity and hedge funds, are used to enhance long-term returns while improving portfolio diversification. >>>Derivatives may be used to hedge or increase market exposure, but are not used to leverage the portfolio beyond the market value of the underlying investments. Investment risk is measured and monitored on an ongoing basis through periodic asset/liability studies and quarterly investment portfolio reviews. To limit investment risk, the Group pension plans follow defined strategic asset allocation guidelines. At times of major market uncertainties and stress, these guidelines may be further restricted.
As of December 31, 2014 and 2013, the total fair value of Group debt securities included in plan assets of the Group’s defined benefit pension plans was CHF 134 million and CHF 129 million, respectively, and the total fair value of Group equity securities and options was CHF 131 million and CHF 147 million, respectively.
Fair value hierarchy of plan assets
> Refer to “Fair value measurement” in Note 34 – Financial instruments for discussion of the fair value hierarchy.
Fair value of plan assets
The following tables present the plan assets measured at fair value on a recurring basis as of December 31, 2014 and 2013, for the Group’s defined benefit pension plans.
Plan assets measured at fair value on a recurring basis
end of	2014				2013
	Level 1	Level 2	Level 3	Total	Level 1		Level 2		Level 3	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	2,983	0	0	2,983	3,335		35		0	3,370
Debt securities	421	2,939	0	3,360	415		2,978		0	3,393
of which governments	338	0	0	338	395		0		0	395
of which corporates	83	2,939	0	3,022	20		2,978		0	2,998
Equity securities	2,545	2,222	0	4,767	2,224		2,321		0	4,545
Real estate	0	534	1,146	1,680	0		564		1,125	1,689
of which direct	0	0	1,146	1,146	0		0		1,123	1,123
of which indirect	0	534	0	534	0		564		2	566
Alternative investments	508	87	2,250	2,845	0		1,178		737	1,915
of which private equity	0	0	692	692	0		0		607	607
of which hedge funds	0	0	953	953	0		1,086		0	1,086
of which other	508	87	605	1,200	0		92	[1]	130	222
Switzerland	6,457	5,782	3,396	15,635	5,974		7,076		1,862	14,912
Cash and cash equivalents	191	88	0	279	66		333		0	399
Debt securities	189	1,590	267	2,046	335		1,017		177	1,529
of which governments	8	562	0	570	335		30		0	365
of which corporates	181	1,028	267	1,476	0		987		177	1,164
Equity securities	216	666	0	882	172		441		0	613
Real estate – indirect	0	0	117	117	0		0		94	94
Alternative investments	0	386	58	444	(23)		290		7	274
of which hedge funds	0	111	58	169	0		264		3	267
of which other	0	275	0	275	(23)	[1]	26	[1]	4	7
Other investments	0	108	0	108	0		98		0	98
International	596	2,838	442	3,876	550		2,179		278	3,007
Total plan assets at fair value	7,053	8,620	3,838	19,511	6,524		9,255		2,140	17,919
1 Primarily related to derivative instruments.
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2014 (CHF million)
Debt securities – corporates	177	2	0	(13)	17	65	19	267
Real estate	1,219	0	(2)	32	0	3	11	1,263
of which direct	1,123	0	0	23	0	0	0	1,146
of which indirect	96	0	(2)	9	0	3	11	117
Alternative investments	744	1,378	(5)	79	(1)	112	1	2,308
of which private equity	607	0	(1)	40	0	46	0	692
of which hedge funds	3	953	0	(10)	(1)	65	1	1,011
of which other	134	425	(4)	49	0	1	0	605
Total plan assets at fair value	2,140	1,380	(7)	98	16	180	31	3,838
of which Switzerland	1,862	1,378	(2)	111	0	47	0	3,396
of which International	278	2	(5)	(13)	16	133	31	442
2013 (CHF million)
Debt securities – corporates	71	1	(1)	5	0	103	(2)	177
Real estate	1,169	0	0	52	0	0	(2)	1,219
of which direct	1,078	0	0	45	0	0	0	1,123
of which indirect	91	0	0	7	0	0	(2)	96
Alternative investments	696	149	(147)	37	7	15	(13)	744
of which private equity	666	0	(147)	45	1	47	(5)	607
of which hedge funds	30	2	0	(3)	2	(27)	(1)	3
of which other	0	147	0	(5)	4	(5)	(7)	134
Total plan assets at fair value	1,936	150	(148)	94	7	118	(17)	2,140
of which Switzerland	1,742	147	(147)	87	0	42	(9)	1,862
of which International	194	3	(1)	7	7	76	(8)	278
Qualitative disclosures of valuation techniques used to measure fair value
Cash and cash equivalents
Cash and cash equivalents includes money market instruments such as bankers’ acceptances, certificates of deposit, >>>CP, book claims, treasury bills, other rights and commingled funds. Valuations of money market instruments and commingled funds are generally based on observable inputs.
Debt securities
Debt securities include government and corporate bonds which are generally quoted in active markets. Debt securities for which market prices are not available, are valued based on yields reflecting the perceived risk of the issuer and the maturity of the security, recent disposals in the market or other modeling techniques, which may involve judgment.
Equity securities
Equity securities held include common equity shares, convertible bonds and shares in investment companies and units in mutual funds. The common equity shares are generally traded on public stock exchanges for which quoted prices are regularly available. Convertible bonds are generally valued using observable pricing sources. Shares in investment companies and units in mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.
Derivatives
Derivatives include both >>>OTC and exchange-traded derivatives. The fair value of OTC derivatives is determined on the basis of inputs that include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity since the required inputs are generally observable in the marketplace. Other more complex derivatives may use unobservable inputs. Such inputs include long-dated volatility assumptions on OTC option transactions and recovery rate assumptions for credit derivative transactions. The fair value of exchange-traded derivatives is typically derived from the observable exchange prices and/or observable inputs.
Real estate
Real estate includes direct real estate as well as investments in real estate investment companies, trusts or mutual funds. Direct real estate is initially measured at its transaction price, which is the best estimate of fair value. Thereafter, direct real estate is individually measured at fair value based on a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. Real estate investment companies, trusts and mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.
Alternative investments
Private equity includes direct investments, investments in partnerships that make private equity and related investments in various portfolio companies and funds and fund of funds partnerships. Private equity consists of both publicly traded securities and private securities. Publicly traded investments that are restricted or that are not quoted in active markets are valued based on publicly available quotes with appropriate adjustments for liquidity or trading restrictions. Private equity is valued taking into account a number of factors, such as the most recent round of financing involving unrelated new investors, earnings multiple analyses using comparable companies or discounted cash flow analyses. Private equity for which a fair value is not readily determinable is measured at fair value using NAV provided by the general partner.
Hedge funds that are not directly quoted on a public stock exchange, and/or for which a fair value is not readily determinable, are measured at fair value using NAV provided by the fund administrator.
Plan asset allocation
The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Weighted-average plan asset allocation
	Switzerland		International
December 31	2014	2013	2014	2013
Weighted-average plan asset allocation (%)
Cash and cash equivalents	19.1	22.6	7.2	13.3
Debt securities	21.5	22.8	52.7	50.7
Equity securities	30.5	30.4	22.8	20.4
Real estate	10.7	11.3	3.0	3.1
Alternative investments	18.2	12.9	11.5	9.2
Insurance	0.0	0.0	2.8	3.3
Total	100.0	100.0	100.0	100.0
The following table shows the target plan asset allocation for 2015 in accordance with the Group’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic benefit costs for 2015.
Weighted-average target plan asset allocation for 2015
	Switzerland	International
2015 (%)
Cash and cash equivalents	10.0	0.3
Debt securities	35.0	59.4
Equity securities	30.0	24.3
Real estate	12.0	2.8
Alternative investments	13.0	10.4
Insurance	0.0	2.8
Total	100.0	100.0
Estimated future benefit payments for defined benefit plans
The following table shows the estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans.
Estimated future benefit payments for defined benefit plans
	Defined benefit pension plans	Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2015	1,206	10
2016	938	10
2017	911	11
2018	897	11
2019	938	12
For five years thereafter	5,037	59

Bank
Pension and other post-retirement benefits
29 Pension and other post-retirement benefits
The Bank participates in a defined benefit pension plan sponsored by the Group and has defined contribution pension plans, single-employer defined benefit pension plans and other post-retirement defined benefit plans. The Bank’s principal plans are located in Switzerland, the US and the UK.
Defined contribution pension plans
The Bank contributes to various defined contribution pension plans primarily in the US and the UK as well as other countries throughout the world. During 2014, 2013 and 2012, the Bank contributed to these plans and recognized as expense CHF 181 million, CHF 178 million and CHF 219 million, respectively.
> Refer to “Note 30 – Pension and other post-retirement benefits” in V – Consolidated financial statements – Credit Suisse Group for further information on defined contribution pension plans.
Defined benefit Pension and other Post-Retirement benefit plans
Defined benefit pension plans
> Refer to “Note 30 – Pension and other post-retirement benefits” in V – Consolidated financial statements – Credit Suisse Group for further information on defined benefit pension plans.
Group pension plan
The Bank covers pension requirements for its employees in Switzerland by participating in a defined benefit pension plan sponsored by the Group (Group plan), the Group’s most significant defined benefit pension plan. The plan provides benefits in the event of retirement, death and disability. Various legal entities within the Group participate in the plan, which is set up as an independent trust domiciled in Zurich. Historically, this plan provided traditional defined benefit pensions under the annuity section. In 2010, a new savings section was introduced and as of January 1, 2013, all active employees were transferred to the savings section and the annuity section has ceased accruing new benefits. In the savings section, the benefits are determined on the basis of the accumulated employer and employee contributions and accumulated interest credited. In accordance with US GAAP, the Group accounts for the Group plan as a single-employer defined benefit pension plan and uses the projected unit credit actuarial method to determine the net periodic benefit costs, the PBO and the accumulated benefit obligation (ABO). The Bank accounts for the defined benefit pension plan sponsored by the Group as a multi-employer pension plan because other legal entities within the Group also participate in the plan and the assets contributed by the Bank are not segregated into a separate account or restricted to provide benefits only to employees of the Bank. The assets contributed by the Bank are commingled with the assets contributed by the other legal entities of the Group and can be used to provide benefits to any employee of any participating legal entity. The Bank’s contributions to the Group plan comprise 95% of the total assets contributed to the Group plan by all participating legal entities on an annual basis.
The Bank accounts for the Group plan on a defined contribution basis whereby it only recognizes the amounts required to be contributed to the Group plan during the period as net periodic pension expense and only recognizes a liability for any contributions due and unpaid. No other expenses or balance sheet amounts related to the Group plan were recognized by the Bank. In the savings section of the plan, the Bank’s contribution varies between 7.5% and 25% of the pensionable salary depending on the employees’ age.
During 2014, 2013 and 2012, the Bank contributed and recognized as expense CHF 415 million, CHF 390 million and CHF 458 million to the Group plan, respectively. The Bank expects to contribute CHF 359 million to the Group plan during 2015. If the Bank had accounted for the Group plan as a single-employer defined benefit plan, the net periodic pension expense recognized by the Bank during 2014, 2013 and 2012 would have been lower by CHF 277 million, CHF 131 million and CHF 197 million, respectively, and the Bank would have recognized CHF 48 million, CHF 158 million and CHF 88 million, respectively, as amortization of actuarial losses and prior service cost for the Group plan.
As of December 31, 2014 and 2013, the ABO of the Group plan was CHF 15.1 billion and CHF 13.0 billion, the PBO was CHF 15.7 billion and CHF 13.5 billion and the >>>fair value of plan assets was CHF 15.6 billion and CHF 14.9 billion, respectively. As of December 31, 2014 and 2013, the Group plan was overfunded on an ABO basis by CHF 525 million and CHF 1,869 million, respectively. On a PBO basis, the Group plan was underfunded by CHF 26 million and overfunded by CHF 1,439 million as of December 31, 2014 and 2013, respectively. If the Bank had accounted for the Group plan as a defined benefit pension plan, the Bank would have had to recognize the underfunding of the Group plan on a PBO basis of CHF 25 million as a liability as of December 31, 2014 and the overfunding of CHF 1,367 million as an asset as of December 31, 2013 in the consolidated balance sheets.
If the Bank had accounted for the Group plan as a defined benefit plan, the Bank would have used the assumptions made by the Group for the calculation of the expense and liability associated with the Group plan.
> Refer to “Note 30 – Pension and other post-retirement benefits” in V – Consolidated financial statements – Credit Suisse Group for information on assumptions made by the Group for Switzerland.
International pension plans
Various defined benefit pension plans cover the Bank’s employees outside Switzerland. These plans provide benefits in the event of retirement, death, disability or termination of employment. Retirement benefits under the plans depend on age, contributions and salary. The Bank’s principal defined benefit pension plans outside Switzerland are located in the US and in the UK. Both plans are funded, closed to new participants and have ceased accruing new benefits. Smaller defined benefit pension plans, both funded and unfunded, are operated in other locations.
Other post-retirement defined benefit plans
In the US, the Bank’s defined benefit plans provide post-retirement benefits other than pension benefits that primarily focus on health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Bank promises to provide health and welfare benefits after the employee retires. The Bank’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.
Benefit costs of defined benefit plans
The net periodic benefit costs for defined benefit pension and other post-retirement defined benefit plans are the costs of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using the standard actuarial methodology which considers, among other factors, current service cost, interest cost, expected return on plan assets and the amortization of both prior service cost/(credit) and actuarial losses/(gains) recognized in AOCI.
Components of total benefit costs
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
in	2014	2013	2012	2014	2013	2012
Total benefit costs (CHF million)
Service costs on benefit obligation	19	24	30	0	0	1
Interest costs on benefit obligation	134	122	127	7	8	8
Expected return on plan assets	(178)	(161)	(164)	0	0	0
Amortization of recognized prior service cost/(credit)	0	0	(1)	(9)	0	(2)
Amortization of recognized actuarial losses/(gains)	52	79	74	9	13	13
Net periodic benefit costs	27	64	66	7	21	20
Settlement losses/(gains)	(2)	0	0	0	0	0
Total benefit costs	25	64	66	7	21	20
Total benefit costs reflected in compensation and benefits – other for 2014, 2013 and 2012 were CHF 32 million, CHF 85 million and CHF 86 million, respectively.
Benefit obligation
The following table shows the changes in the PBO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the international single-employer defined benefit pension plans and other post-retirement defined benefit plans as well as the ABO for the defined benefit pension plans.
Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans
in / end of	2014	2013	2014	2013
PBO (CHF million) [1]
Beginning of the measurement period	2,843	2,773	168	180
Service cost	19	24	0	0
Interest cost	134	122	7	8
Plan amendments	0	0	(32)	0
Settlements	(4)	(4)	0	0
Curtailments	0	(2)	0	0
Special termination benefits	1	1	0	0
Actuarial losses/(gains)	463	69	25	(8)
Benefit payments	(109)	(97)	(8)	(8)
Exchange rate losses/(gains)	192	(43)	18	(4)
End of the measurement period	3,539	2,843	178	168
Fair value of plan assets (CHF million)
Beginning of the measurement period	3,007	2,893	0	0
Actual return on plan assets	637	183	0	0
Employer contributions	135	67	8	8
Settlements	(2)	(4)	0	0
Benefit payments	(109)	(97)	(8)	(8)
Exchange rate gains/(losses)	208	(35)	0	0
End of the measurement period	3,876	3,007	0	0
Total funded status recognized (CHF million)
Funded status of the plan – over/(underfunded)	337	164	(178)	(168)
Funded status recognized in the consolidated balance sheet as of December 31	337	164	(178)	(168)
Total amount recognized (CHF million)
Noncurrent assets	822	520	0	0
Current liabilities	(8)	(8)	(10)	(8)
Noncurrent liabilities	(477)	(348)	(168)	(160)
Total amount recognized in the consolidated balance sheet as of December 31	337	164	(178)	(168)
ABO (CHF million) [2]
End of the measurement period	3,469	2,785	178	168
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.
Due to a plan amendment in the US postretirement medical plan, the PBO of this plan decreased CHF 32 million in 2014. Under the amended plan, the Bank will no longer pay for future medical claims for covered retirees older than 65 years and will instead provide a flat subsidy to these retirees to purchase their own medical insurance.
The total net amount recognized in the consolidated balance sheets as of December 31, 2014 and 2013 was an overfunding of CHF 159 million and an underfunding of CHF 4 million, respectively.
In 2014 and 2013, the Bank made contributions of CHF 135 million and CHF 67 million, respectively, to the international single-employer defined benefit pension plans. In 2015, the Bank expects to contribute CHF 20 million to the international single-employer defined benefit pension plans and CHF 10 million to other post-retirement defined benefit plans.
PBO or ABO in excess of plan assets
The following table shows the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2014 and 2013, respectively.
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]
December 31	2014	2013		2014	2013
CHF million
PBO	1,671	1,334		1,655	1,319
ABO	1,637	1,307		1,627	1,298
Fair value of plan assets	1,187	978		1,173	964
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.
Amount recognized in AOCI and other comprehensive income
The following table shows the actuarial gains/(losses) and prior service credit/(cost) which were recorded in AOCI and subsequently recognized as components of net periodic benefit costs.
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2014	2013	2014	2013	2014	2013
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(606)	(674)	(50)	(40)	(656)	(714)
Prior service credit/(cost)	0	0	17	3	17	3
Total	(606)	(674)	(33)	(37)	(639)	(711)
The following tables show the changes in other comprehensive income due to actuarial gains/(losses) and prior service credit/(cost) recognized in AOCI during 2014 and 2013, and the amortization of the aforementioned items as components of net periodic benefit costs for these periods, as well as the amounts expected to be amortized in 2015.
Amounts recognized in other comprehensive income
	International single-employer defined benefit pension plans				Other post-retirement defined benefit plans
in	Gross	Tax		Net	Gross	Tax	Net	Total net
2014 (CHF million)
Actuarial gains/(losses)	(5)	35		30	(25)	9	(16)	14
Prior service credit/(cost)	0	0		0	32	(12)	20	20
Amortization of actuarial losses/(gains)	52	(14)		38	9	(3)	6	44
Amortization of prior service cost/(credit)	0	0		0	(9)	3	(6)	(6)
Total amounts recognized in other comprehensive income	47	21		68	7	(3)	4	72
2013 (CHF million)
Actuarial gains/(losses)	(47)	(62)	[1]	(109)	8	(3)	5	(104)
Amortization of actuarial losses/(gains)	79	(29)		50	13	(5)	8	58
Immediate recognition due to curtailment/settlement	2	0		2	0	0	0	2
Total amounts recognized in other comprehensive income	34	(91)		(57)	21	(8)	13	(44)
1
Includes the impact from the valuation allowance recognized on deferred tax assets on one of the Bank's entities in the UK, offsetting the tax benefit of CHF 37 million attributable to the UK pension plan.

Amounts in AOCI, net of tax, expected to be amortized in 2015
in 2015	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
CHF million
Amortization of actuarial losses/(gains)	58	8
Amortization of prior service cost/(credit)	0	(13)
Total	58	(5)
Assumptions
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
December 31	2014	2013	2012	2014	2013	2012
Net periodic benefit cost (%)
Discount rate	4.71	4.47	4.78	5.10	4.30	4.70
Salary increases	4.31	4.02	4.03	–	–	–
Expected long-term rate of return on plan assets	6.16	6.18	6.43	–	–	–
Benefit obligation (%)
Discount rate	3.82	4.71	4.47	4.20	5.10	4.30
Salary increases	4.19	4.31	4.02	–	–	–
Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate is assumed in the cost of covered health care benefits.
The following table provides an overview of health care cost trend rates assumed and the sensitivity of a one percentage point increase or decrease of the rate.
Health care cost trend rates and sensitivity
in / end of	2014	2013	2012
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.00	8.00	9.00
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	0.2	1.3	1.4
One percentage point decrease in health care cost trend rates	(0.3)	(1.0)	(1.1)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	5	23	27
One percentage point decrease in health care cost trend rates	(4)	(19)	(22)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5 % by 2021.
The annual health care cost trend rate used to determine the defined benefit cost for 2015 is 8.00%.
Plan assets and investment strategy
> Refer to “Note 30 – Pension and other post-retirement benefits” in V – Consolidated financial statements – Credit Suisse Group for further information.
As of December 31, 2014 and 2013, no Group debt or equity securities were included in plan assets for the international single-employer defined benefit pension plans.
Fair value of plan assets
The following tables present the plan assets measured at fair value on a recurring basis as of December 31, 2014 and 2013, for the Bank’s defined benefits plans.
Plan assets measured at fair value on a recurring basis
end of	2014				2013
	Level 1	Level 2	Level 3	Total	Level 1		Level 2		Level 3	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	191	88	0	279	66		333		0	399
Debt securities	189	1,590	267	2,046	335		1,017		177	1,529
of which governments	8	562	0	570	335		30		0	365
of which corporates	181	1,028	267	1,476	0		987		177	1,164
Equity securities	216	666	0	882	172		441		0	613
Real estate – indirect	0	0	117	117	0		0		94	94
Alternative investments	0	386	58	444	(23)		290		7	274
of which hedge funds	0	111	58	169	0		264		3	267
of which other	0	275	0	275	(23)	[1]	26	[1]	4	7
Other investments	0	108	0	108	0		98		0	98
Total plan assets at fair value	596	2,838	442	3,876	550		2,179		278	3,007
1 Primarily related to derivative instruments.
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2014 (CHF million)
Debt securities – corporates	177	2	0	(13)	17	65	19	267
Real estate – indirect	94	0	0	9	0	3	11	117
Alternative investments	7	0	(4)	(10)	(1)	65	1	58
of which hedge funds	3	0	0	(10)	(1)	65	1	58
of which other	4	0	(4)	0	0	0	0	0
Total plan assets at fair value	278	2	(4)	(14)	16	133	31	442
2013 (CHF million)
Debt securities – corporates	71	1	(1)	5	0	103	(2)	177
Real estate – indirect	89	0	0	7	0	0	(2)	94
Alternative investments	34	2	0	(5)	7	(27)	(4)	7
of which private equity	4	0	0	(1)	0	(3)	0	0
of which hedge funds	30	2	0	(4)	3	(28)	0	3
of which other	0	0	0	0	4	4	(4)	4
Total plan assets at fair value	194	3	(1)	7	7	76	(8)	278
Plan asset allocation
The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Weighted-average plan asset allocation
December 31	2014	2013
Weighted-average plan asset allocation (%)
Cash and cash equivalents	7.2	13.3
Debt securities	52.7	50.7
Equity securities	22.8	20.4
Real estate	3.0	3.1
Alternative investments	11.5	9.2
Insurance	2.8	3.3
Total	100.0	100.0
The following table shows the target plan asset allocation for 2015 in accordance with the Bank’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic benefit costs for 2015.
Weighted-average target plan asset allocation for 2015
2015 (%)
Cash and cash equivalents	0.3
Debt securities	59.4
Equity securities	24.3
Real estate	2.8
Alternative investments	10.4
Insurance	2.8
Total	100.0
Estimated future benefit payments for defined benefit plans
The following table shows the estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans.
Estimated future benefit payments for defined benefit plans
	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2015	79	10
2016	80	10
2017	86	11
2018	96	11
2019	109	12
For five years thereafter	700	59